UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2012

Item 1. Reports to Stockholders

Semiannual report Delaware Smid Cap Growth Fund March 31, 2012 U.S. growth equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Smid Cap Growth Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Smid Cap Growth Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocation and
top 10 equity holdings	3
Statement of net assets	4
Statement of operations	8
Statements of changes in net assets	10
Financial highlights	12
Notes to financial statements	22
Other Fund information	34
About the organization	36

Unless otherwise noted, views expressed herein are current as of March 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from October 1, 2011 to March 31, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2011 to March 31, 2012.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Smid Cap Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/11	3/31/12	Expense Ratio	10/1/11 to 3/31/12*
Actual Fund return
Class A	$1,000.00	$1,272.60	1.23%	$6.99
Class B	1,000.00	1,267.70	1.94%	11.00
Class C	1,000.00	1,267.90	1.94%	11.00
Class R	1,000.00	1,271.20	1.44%	8.18
Institutional Class	1,000.00	1,274.30	0.94%	5.34
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.85	1.23%	$6.21
Class B	1,000.00	1,015.30	1.94%	9.77
Class C	1,000.00	1,015.30	1.94%	9.77
Class R	1,000.00	1,017.80	1.44%	7.26
Institutional Class	1,000.00	1,020.30	0.94%	4.75

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2

Security type/sector allocation and top 10 equity holdings
Delaware Smid Cap Growth Fund	As of March 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
²Common Stock	90.39%
Consumer Discretionary	17.29%
Consumer Staples	3.81%
Energy	4.71%
Financial Services	14.38%
Healthcare	12.64%
Producer Durables	8.86%
Technology	25.15%
Utilities	3.55%
Short-Term Investments	9.29%
Securities Lending Collateral	11.96%
Total Value of Securities	111.64%
Obligation to Return Securities Lending Collateral	(12.06%)
Receivables and Other Assets Net of Other Liabilities	0.42%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
SBA Communications Class A	4.97%
Core Laboratories	4.71%
Weight Watchers International	4.22%
Affiliated Managers Group	4.05%
VeriFone Systems	4.04%
Techne	3.83%
Peet’s Coffee & Tea	3.81%
Graco	3.77%
Teradata	3.76%
IntercontinentalExchange	3.59%

3

Statement of net assets
Delaware Smid Cap Growth Fund	March 31, 2012 (Unaudited)

		Number of shares	Value
²Common Stock – 90.39%
Consumer Discretionary – 17.29%
†	DineEquity	897,314	$44,506,774
	Gentex	1,098,000	26,901,000
	Interval Leisure Group	1,290,572	22,455,953
*†	K12	1,972,527	46,610,813
*	Strayer Education	462,800	43,632,784
	Weight Watchers International	770,491	59,474,201
			243,581,525
Consumer Staples – 3.81%
*†	Peet’s Coffee & Tea	728,461	53,687,576
			53,687,576
Energy – 4.71%
	Core Laboratories	504,764	66,411,799
			66,411,799
Financial Services – 14.38%
†	Affiliated Managers Group	510,100	57,034,281
	Heartland Payment Systems	1,650,854	47,610,629
†	IntercontinentalExchange	368,200	50,598,044
†	MSCI Class A	1,284,026	47,264,997
			202,507,951
Healthcare – 12.64%
*†	ABIOMED	1,478,996	32,818,921
*†	athenahealth	612,041	45,364,479
	Perrigo	444,350	45,905,799
	Techne	769,000	53,906,900
			177,996,099
Producer Durables – 8.86%
	Expeditors International of Washington	863,700	40,170,687
	Graco	1,000,449	53,083,824
*	Ritchie Brothers Auctioneers	1,327,500	31,541,400
			124,795,911
Technology – 25.15%
	Blackbaud	1,522,451	50,591,047
†	NeuStar Class A	991,500	36,933,375
†	Polycom	2,095,529	39,961,738
†	SBA Communications Class A	1,378,900	70,061,908
†	Teradata	777,100	52,959,365

4

	Number of shares	Value
²Common Stock (continued)
Technology (continued)
† VeriFone Systems	1,097,900	$56,948,073
VeriSign	1,221,600	46,836,144
		354,291,650
Utilities – 3.55%
* j2 Global	1,743,977	50,017,260
		50,017,260
Total Common Stock (cost $918,787,099)		1,273,289,771

	Principal amount
Short-Term Investments – 9.29%
≠Discount Notes – 3.07%
Federal Home Loan Bank
0.04% 4/27/12	$19,279,421	19,279,286
0.65% 4/25/12	23,904,205	23,904,062
		43,183,348

Repurchase Agreements – 4.59%
Bank of America 0.03%, dated 3/30/12,
to be repurchased on 4/2/12, repurchase
price $19,279,471 (collateralized by U.S.
government obligations 0.125%-4.125%
12/31/13-5/15/15; market value $19,665,011)	19,279,423	19,279,423

BNP Paribas 0.04%, dated 3/30/12,
to be repurchased on 4/2/12, repurchase
price $45,417,935 (collateralized by U.S.
government obligations 1.375%-7.50%
6/15/12-2/15/37; market value $46,326,139)	45,417,783	45,417,783
		64,697,206
≠U.S. Treasury Obligation – 1.63%
U.S. Treasury Bill 0.008% 4/19/12	22,956,776	22,956,362
		22,956,362
Total Short-Term Investments (cost $130,835,154)		130,836,916

Total Value of Securities Before Securities
Lending Collateral – 99.68% (cost $1,049,622,253)		1,404,126,687

5

Statement of net assets
Delaware Smid Cap Growth Fund

	Number of shares	Value
**Securities Lending Collateral – 11.96%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	780,104	$759,275
Delaware Investments Collateral Fund No.1	167,687,636	167,687,636
@†Mellon GSL Reinvestment Trust II	1,427,165	0
Total Securities Lending Collateral
(cost $169,894,905)		168,446,911

Total Value of Securities – 111.64%
(cost $1,219,517,158)		1,572,573,598	©
**Obligation to Return Securities
Lending Collateral – (12.06%)		(169,894,905)
Receivables and Other Assets
Net of Other Liabilities – 0.42%		5,942,938
Net Assets Applicable to 54,174,270
Shares Outstanding – 100.00%		$1,408,621,631

Net Asset Value – Delaware Smid Cap Growth Fund
Class A ($1,017,841,987 / 39,321,469 Shares)		$25.89
Net Asset Value – Delaware Smid Cap Growth Fund
Class B ($8,660,718 / 431,482 Shares)		$20.07
Net Asset Value – Delaware Smid Cap Growth Fund
Class C ($98,386,905 / 4,727,029 Shares)		$20.81
Net Asset Value – Delaware Smid Cap Growth Fund
Class R ($14,983,312 / 593,319 Shares)		$25.25
Net Asset Value – Delaware Smid Cap Growth Fund
Institutional Class ($268,748,709 / 9,100,971 Shares)		$29.53

6

Components of Net Assets at March 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$1,038,373,850
Accumulated net realized gain on investments	17,191,341
Net unrealized appreciation of investments	353,056,440
Total net assets	$1,408,621,631

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.
@	Illiquid security. At March 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
©	Includes $181,925,246 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Smid Cap Growth Fund
Net asset value Class A (A)	$25.89
Sales charge (5.75% of offering price) (B)	1.58
Offering price	$27.47

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes, which are an integral part of the financial statements.

7

Statement of operations
Delaware Smid Cap Growth Fund	Six Months Ended March 31, 2012 (Unaudited)

Investment Income:
Dividends	$4,400,309
Securities lending income	791,954
Interest	28,797
Foreign tax withheld	(72,709)	$5,148,351

Expenses:
Management fees	4,202,031
Distribution expense – Class A	1,257,820
Distribution expense – Class B	50,640
Distribution expense – Class C	387,291
Distribution expense – Class R	33,831
Dividend disbursing and transfer agent fees and expenses	780,392
Accounting and administration expenses	231,007
Reports and statements to shareholders	113,737
Registration fees	78,473
Legal fees	40,994
Trustees’ fees	29,238
Audit and tax	18,717
Custodian fees	10,866
Insurance fees	8,590
Dues and services	6,428
Consulting fees	3,764
Trustees’ expenses	2,071
Pricing fees	1,367	7,257,257
Less waived distribution expenses – Class R		(5,639)
Less expense paid indirectly		(452)
Total operating expenses		7,251,166
Net Investment Loss		(2,102,815)

Net Realized and Unrealized Gain:
Net realized gain on investments		23,852,230
Net change in unrealized appreciation (depreciation) of investments		252,315,607
Net Realized and Unrealized Gain		276,167,837

Net Increase in Net Assets Resulting from Operations		$274,065,022

See accompanying notes, which are an integral part of the financial statements.

8

Statements of changes in net assets
Delaware Smid Cap Growth Fund

	Six Months	Year
	Ended	Ended
	3/31/12	9/30/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(2,102,815)	$5,875,082
Net realized gain	23,852,230	51,756,935
Net change in unrealized
appreciation (depreciation)	252,315,607	12,184,050
Net increase in net assets resulting
from operations	274,065,022	69,816,067

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(6,292,738)
Class B	—	(91,503)
Class C	—	(283,227)
Class R	—	(28,282)
Institutional Class	—	(781,713)

Net realized gain on investments:
Class A	(33,933,675)	(27,689,857)
Class B	(547,623)	(875,491)
Class C	(3,465,559)	(2,494,268)
Class R	(441,120)	(156,511)
Institutional Class	(6,143,095)	(2,666,948)
	(44,531,072)	(41,360,538)

Capital Share Transactions:
Proceeds from shares sold:
Class A	207,820,263	221,148,702
Class B	165,716	320,888
Class C	28,285,958	24,153,643
Class R	10,006,729	4,065,346
Institutional Class	131,396,102	118,773,572

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	32,503,151	32,240,961
Class B	531,681	926,848
Class C	3,303,587	2,654,947
Class R	266,724	184,789
Institutional Class	4,834,252	2,950,042

10

	Six Months	Year
	Ended	Ended
	3/31/12	9/30/11
	(Unaudited)
Capital Share Transactions (continued):
Net assets from merger*
Class A	$—	$332,752,015
Class B	—	11,688,184
Class C	—	37,930,093
Class R	—	2,263,649
Institutional Class	—	21,241,986
	419,114,163	813,295,665

Cost of shares repurchased:
Class A	(100,269,792)	(167,464,754)
Class B	(3,806,557)	(7,791,162)
Class C	(7,258,114)	(12,207,681)
Class R	(2,196,120)	(2,771,753)
Institutional Class	(42,118,392)	(39,698,112)
	(155,648,975)	(229,933,462)
Increase in net assets derived from capital share transactions	263,465,188	583,362,203
Net Increase in Net Assets	492,999,138	611,817,732

Net Assets:
Beginning of period	915,622,493	303,804,761
End of period (there was no undistributed
net investment income at either period end)	$1,408,621,631	$915,622,493

*See Note 7 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights
Delaware Smid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

12

Six Months Ended	Year Ended
3/31/12[1]	9/30/11	9/30/10		9/30/09	9/30/08	9/30/07
(Unaudited)
$21.180	$19.650	$15.560		$17.860	$26.290	$22.870

(0.042)	0.158	(0.094)		(0.078)	(0.125)	(0.167)
5.698	2.515	4.184		(0.530)	(5.553)	5.191
5.656	2.673	4.090		(0.608)	(5.678)	5.024

—	(0.205)	—		—	—	—
(0.946)	(0.938)	—		(1.692)	(2.752)	(1.604)
(0.946)	(1.143)	—		(1.692)	(2.752)	(1.604)

$25.890	$21.180	$19.650		$15.560	$17.860	$26.290

27.26%	13.57%	26.29%		0.06%	(24.03% )	22.96%

$1,017,842	$706,442	$256,981		$226,575	$261,003	$638,106
1.23%	1.32%	1.50%		1.44%	1.42%	1.43%

1.23%	1.32%	1.53%		1.76%	1.52%	1.47%
(0.35% )	0.68%	(0.54%	)	(0.61% )	(0.58% )	(0.69% )

(0.35% )	0.68%	(0.57%	)	(0.93% )	(0.68% )	(0.73% )
9%	21%	139%		106%	101%	86%

13

Financial highlights
Delaware Smid Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six Months Ended	Year Ended
3/31/12[1]	9/30/11	9/30/10		9/30/09	9/30/08	9/30/07
(Unaudited)
$16.670	$15.700	$12.520		$14.880	$22.510	$19.940

(0.098)	(0.003)	(0.171)		(0.143)	(0.241)	(0.303)
4.444	2.013	3.351		(0.525)	(4.637)	4.477
4.346	2.010	3.180		(0.668)	(4.878)	4.174

—	(0.102)	—		—	—	—
(0.946)	(0.938)	—		(1.692)	(2.752)	(1.604)
(0.946)	(1.040)	—		(1.692)	(2.752)	(1.604)

$20.070	$16.670	$15.700		$12.520	$14.880	$22.510

26.77%	12.82%	25.40%		(0.40% )	(24.56% )	22.09%

$8,661	$9,956	$3,394		$4,007	$6,800	$13,877
1.94%	2.02%	2.20%		2.14%	2.12%	2.13%

1.94%	2.02%	2.23%		2.46%	2.22%	2.17%
(1.06% )	(0.02% )	(1.24%	)	(1.31% )	(1.28% )	(1.39% )

(1.06% )	(0.02% )	(1.27%	)	(1.63% )	(1.38% )	(1.43% )
9%	21%	139%		106%	101%	86%

15

Financial highlights
Delaware Smid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six Months Ended	Year Ended
3/31/12[1]	9/30/11	9/30/10		9/30/09	9/30/08	9/30/07
(Unaudited)
$17.250	$16.210	$12.930		$15.350	$23.130	$20.440

(0.101)	(0.003)	(0.177)		(0.147)	(0.246)	(0.309)
4.607	2.083	3.457		(0.581)	(4.782)	4.603
4.506	2.080	3.280		(0.728)	(5.028)	4.294

—	(0.102)	—		—	—	—
(0.946)	(0.938)	—		(1.692)	(2.752)	(1.604)
(0.946)	(1.040)	—		(1.692)	(2.752)	(1.604)

$20.810	$17.250	$16.210		$12.930	$15.350	$23.130

26.79%	12.77%	25.37%		(0.79% )	(24.55% )	22.07%

$98,387	$59,513	$6,329		$5,534	$6,445	$8,787
1.94%	2.02%	2.20%		2.14%	2.12%	2.13%

1.94%	2.02%	2.23%		2.46%	2.22%	2.17%
(1.06% )	(0.02% )	(1.24%	)	(1.31% )	(1.28% )	(1.39% )

(1.06% )	(0.02% )	(1.27%	)	(1.63% )	(1.38% )	(1.43% )
9%	21%	139%		106%	101%	86%

17

Financial highlights
Delaware Smid Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six Months Ended	Year Ended
3/31/12[1]	9/30/11	9/30/10		9/30/09	9/30/08	9/30/07
(Unaudited)
$20.700	$19.240	$15.270		$17.590	$25.990	$22.680

(0.065)	0.109	(0.125)		(0.103)	(0.166)	(0.212)
5.561	2.455	4.095		(0.525)	(5.482)	5.126
5.496	2.564	3.970		(0.628)	(5.648)	4.914

—	(0.166)	—		—	—	—
(0.946)	(0.938)	—		(1.692)	(2.752)	(1.604)
(0.946)	(1.104)	—		(1.692)	(2.752)	(1.604)

$25.250	$20.700	$19.240		$15.270	$17.590	$25.990

27.12%	13.29%	26.00%		(0.12% )	(24.16% )	22.66%

$14,983	$4,737	$889		$783	$601	$780
1.44%	1.52%	1.70%		1.64%	1.62%	1.63%

1.54%	1.62%	1.83%		2.06%	1.82%	1.77%
(0.56% )	0.48%	(0.74%	)	(0.81% )	(0.78% )	(0.89% )

(0.66% )	0.38%	(0.87%	)	(1.23% )	(0.98% )	(1.03% )
9%	21%	139%		106%	101%	86%

19

Financial highlights
Delaware Smid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six Months Ended	Year Ended
3/31/12[1]	9/30/11	9/30/10		9/30/09	9/30/08	9/30/07
(Unaudited)
$24.010	$22.130	$17.470		$19.710	$28.650	$24.730

(0.009)	0.257	(0.049)		(0.039)	(0.060)	(0.094)
6.475	2.824	4.709		(0.509)	(6.128)	5.618
6.466	3.081	4.660		(0.548)	(6.188)	5.524

—	(0.263)	—		—	—	—
(0.946)	(0.938)	—		(1.692)	(2.752)	(1.604)
(0.946)	(1.201)	—		(1.692)	(2.752)	(1.604)

$29.530	$24.010	$22.130		$17.470	$19.710	$28.650

27.43%	13.90%	26.67%		0.39%	(23.81% )	23.28%

$268,749	$134,974	$36,212		$4,649	$4,697	$6,927
0.94%	1.02%	1.20%		1.14%	1.12%	1.13%

0.94%	1.02%	1.23%		1.46%	1.22%	1.17%
(0.06% )	0.98%	(0.24%	)	(0.31% )	(0.28% )	(0.39% )

(0.06% )	0.98%	(0.27%	)	(0.63% )	(0.38% )	(0.43% )
9%	21%	139%		106%	101%	86%

21

Notes to financial statements
Delaware Smid Cap Growth Fund	March 31, 2012 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Global Real Estate Fund, Delaware Healthcare Fund, and Delaware Smid Cap Growth Fund. These financial statements and the related notes pertain to the Delaware Smid Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

22

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2008 – September 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 30, 2012.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

23

Notes to financial statements
Delaware Smid Cap Growth Fund

1. Significant Accounting Policies (continued)

The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended March 31, 2012.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended March 31, 2012.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended March 31, 2012, the Fund earned $452 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess of $2.5 billion.

Prior to January 31, 2012, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses and certain other expenses) did not exceed 1.12% of average daily net assets of the Fund. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applied only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The

24

fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended March 31, 2012, the Fund was charged $29,023 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares, and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit distribution and service fees through January 28, 2013 for Class R shares’ 12b-1 fees to no more than 0.50% of average daily net assets.

In connection with the merger of Delaware Trend Fund, effective October 11, 2010, the Fund assumed the blended rate 12b-1 fee for the Class A shares that Trend Fund had in place. The total 12b-1 fees to be paid by Class A shareholders of the Fund is the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. Effective February 27, 2012, 12b-1 fees for Class A shares of the Fund are voluntarily capped at 0.25% of average daily net assets.

At March 31, 2012, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$828,382
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	32,844
Distribution fees payable to DDLP	304,319
Other expenses payable to DMC and affiliates*	23,906

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended March 31, 2012, the Fund was charged $17,321 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended March 31, 2012, DDLP earned $101,040 for commissions on sales of the Fund’s Class A shares. For the six months ended March 31, 2012, DDLP received gross CDSC commissions of $52,865, $976 and $14,130 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

25

Notes to financial statements
Delaware Smid Cap Growth Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended March 31, 2012, the Fund made purchases of $234,111,627 and sales of $98,771,518 of investment securities other than short-term investments.

At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments was $1,220,965,168. At March 31, 2012, the net unrealized appreciation was $351,608,430, of which $379,701,732 related to unrealized appreciation of investments and $28,093,302 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

26

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,273,289,771	$—	$—	$1,273,289,771
Short-Term Investments	—	130,836,916	—	130,836,916
Securities Lending Collateral	—	168,446,911	—	168,446,911
Total	$1,273,289,771	$299,283,827	$—	$1,572,573,598

The value of level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation. During the six months ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, iii) quantitative information about significant unobservable inputs used, iv) a description of the valuation processes used by the reporting entity and v) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

27

Notes to financial statements
Delaware Smid Cap Growth Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended March 31, 2012 and the year ended September 30, 2011 was as follows:

	Six Months Ended	Year Ended
	3/31/12*	9/30/11
Ordinary income	$23,346,442	$31,751,905
Long-term capital gain	21,184,630	9,608,633
Total	$44,531,072	$41,360,538

* Tax information for the period ended March 31, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,038,373,850
Undistributed ordinary income	176,257
Undistributed long-term capital gains	18,463,094
Unrealized appreciation	351,608,430
Net assets	$1,408,621,631

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended March 31, 2012, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$2,102,815
Paid-in capital	(2,102,815)

28

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	3/31/12	9/30/11
Shares sold:
Class A	8,817,817	9,304,746
Class B	8,784	18,238
Class C	1,483,825	1,240,934
Class R	445,098	178,439
Institutional Class	4,881,442	4,453,317

Shares issued upon reinvestment of dividends and distributions:
Class A	1,412,565	1,502,346
Class B	29,736	54,809
Class C	178,187	151,678
Class R	11,876	8,809
Institutional Class	184,372	121,363

Shares from merger:*
Class A	—	16,799,718
Class B	—	739,010
Class C	—	2,321,303
Class R	—	116,719
Institutional Class	—	952,128
	17,453,702	37,963,557

Shares repurchased:
Class A	(4,270,036)	(7,322,632)
Class B	(204,411)	(430,952)
Class C	(385,204)	(654,022)
Class R	(92,470)	(121,344)
Institutional Class	(1,587,529)	(1,540,170)
	(6,539,650)	(10,069,120)
Net increase	10,914,052	27,894,437

*See Note 7.

For the six months ended March 31, 2012 and the year ended September 30, 2011, 100,648 Class B shares were converted to 78,142 Class A shares valued at $1,870,015 and 246,764 Class B shares were converted to 194,571 Class A shares valued at $4,480,797, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

29

Notes to financial statements
Delaware Smid Cap Growth Fund

7. Fund Merger

On October 11, 2010, the Fund acquired all of the assets of the Delaware Trend Fund (Acquired Fund), an open-end investment company, in exchange for the shares of the Fund (Acquiring Fund) pursuant to a Plan and Agreement of Reorganization (Reorganization). The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their share in the Acquired Fund prior to the Reorganization, shown as in the following table:

	Acquiring	Acquired
	Fund	Fund
	Shares	Shares	Value
Class A	16,799,718	20,273,559	$332,752,015
Class B	739,010	878,979	11,688,184
Class C	2,321,303	2,770,976	37,930,093
Class R	116,719	141,203	2,263,649
Institutional Class	952,128	1,182,789	21,241,986

The Reorganization was treated as a non-taxable event and, accordingly, the Acquired Fund’s basis in securities acquired reflected historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized loss of the Acquired Fund as of the close of business on October 8, 2010, were as follows:

Net assets	$405,875,927
Accumulated net realized loss	(271,403)
Net unrealized appreciation	54,615,730

The net assets of the Acquiring Fund before the acquisition were $306,191,952. The net assets of the Acquiring Fund immediately following the acquisition were $712,067,879.

Assuming that the acquisition had been completed on October 1, 2010, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended September 30, 2011, are as follows:

Net investment income	$5,838,525
Net realized gain on investments	51,756,958
Change in unrealized appreciation	15,441,882
Net increase in net assets resulting from operations	73,037,365

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s statement of operations since October 11, 2010.

30

8. Fund Closed to New Investors

The Fund closed to new investors after the close of business on February 24, 2012. Existing shareholders of the Fund and certain eligible investors, as set forth below, may continue to purchase additional shares in existing or new accounts, including purchases through reinvestment of dividends or capital gains distributions and exchanges. Eligible investors include shareholders of the Fund as of the closing date; certain retirement plans and IRA transfers and rollovers from these plans; and certain advisory or fee based programs sponsored by and/or controlled by financial intermediaries where the financial intermediary has entered into an arrangement with the Fund’s distributor or transfer agent (mutual fund wrap accounts).

In connection with this closure, the 12b-1 fees for Class A shares of the Fund are capped at 0.25% of average net assets effective February 27, 2012.

9. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $100,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Fund had no amounts outstanding as of March 31, 2012, or at any time during the period then ended.

10. Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough

31

Notes to financial statements
Delaware Smid Cap Growth Fund

10. Securities Lending (continued)

collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under

32

those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At March 31, 2012, the value of securities on loan was $181,925,246, for which the Fund received collateral, comprised of non-cash collateral valued at $16,887,707, and cash collateral of $169,894,905. At March 31, 2012, the value of invested collateral was $168,446,911. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

11. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

12. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2012 that would require recognition or disclosure in the Fund’s financial statements.

33

Other Fund information
(Unaudited)
Delaware Smid Cap Growth Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds IV (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending September 30, 2010. During the fiscal years ended September 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

34

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Smid Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

36

Semiannual report Delaware Global Real Estate Securities Fund March 31, 2012 Alternative / specialty mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Global Real Estate Securities Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Global Real Estate Securities Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/country and sector allocations	3
Statement of net assets	4
Statement of operations	10
Statements of changes in net assets	12
Financial highlights	14
Notes to financial statements	22
Other Fund information	34
About the organization	35

Unless otherwise noted, views expressed herein are current as of March 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from October 1, 2011 to March 31, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2011 to March 31, 2012.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Global Real Estate Securities Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/11	3/31/12	Expense Ratio	10/1/11 to 3/31/12*
Actual Fund return
Class A	$1,000.00	$1,200.30	1.40%	$7.70
Class C	1,000.00	1,196.10	2.15%	11.80
Class R	1,000.00	1,197.70	1.65%	9.07
Institutional Class	1,000.00	1,201.10	1.15%	6.33
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.00	1.40%	$7.06
Class C	1,000.00	1,014.25	2.15%	10.83
Class R	1,000.00	1,016.75	1.65%	8.32
Institutional Class	1,000.00	1,019.25	1.15%	5.81

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Security type/country and sector allocations
Delaware Global Real Estate Securities Fund	As of March 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/country	Percentage of net assets
Common Stock	91.62%
Australia	6.98%
Belgium	0.86%
Brazil	0.41%
Canada	5.16%
France	2.67%
Germany	1.35%
Hong Kong	10.09%
Japan	9.08%
Netherlands	0.39%
Singapore	4.58%
United Kingdom	4.78%
United States	45.27%
Warrant	0.00%
Short-Term Investments	7.74%
Total Value of Securities	99.36%
Receivables and Other Assets Net of Liabilities	0.64%
Total Net Assets	100.00%

Sector
Diversified REITs	20.09%
Healthcare REITs	3.06%
Hotel REITs	3.18%
Industrial REITs	2.28%
Manufactured Housing REIT	0.82%
Multifamily REITs	10.75%
Office REITs.	9.91%
Real Estate Management & Service Companies	4.70%
Real Estate Operating Companies	14.33%
Regional Mall REITs	8.99%
Self-Storage REITs	3.30%
Shopping Center REITs	9.59%
Single Tenant REIT	0.62%
Total	91.62%

Statement of net assets
Delaware Global Real Estate Securities Fund	March 31, 2012 (Unaudited)

	Number of shares	Value (U.S. $)
ΔCommon Stock – 91.62%
Australia – 6.98%
CFS Retail Property Trust	12,392	$22,975
Dexus Property Group	28,868	26,013
† Goodman Group	15,711	11,228
GPT Group	9,037	29,203
=@† GPT Group-In Specie	39,900	0
Investa Office Fund	24,824	16,327
Westfield Group	6,831	62,474
		168,220
Belgium – 0.86%
Cofinimmo	168	20,658
		20,658
Brazil – 0.41%
Cyrela Brazil Realty	1,100	9,791
		9,791
Canada – 5.16%
Boardwalk Real Estate Investment Trust	689	39,438
Calloway Real Estate Investment Trust	998	27,122
Canadian Real Estate Investment Trust	812	30,045
First Capital Realty	1,102	19,719
H&R Real Estate Investment Trust	338	8,017
		124,341
France – 2.67%
Klepierre	688	23,856
Unibail-Rodamco	202	40,396
		64,252
Germany – 1.35%
Alstria Office REIT	1,512	16,997
Deutsche Wohnen	1,059	15,649
		32,646
■Hong Kong – 10.09%
China Overseas Land & Investment	12,000	22,808
Hang Lung Properties	14,000	51,290
Hongkong Land Holdings	4,000	23,240
Link REIT	7,500	27,912
Shimao Property Holdings	7,500	8,006
Sino Land	4,000	6,387

	Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
■Hong Kong (continued)
Sun Hung Kai Properties	5,830	$72,447
Wharf Holdings	5,685	30,894
		242,984
Japan – 9.08%
Japan Real Estate Investment	2	17,612
Kenedix Realty Investment	5	18,331
Mitsubishi Estate	4,370	77,914
Mitsui Fudosan	4,000	76,487
Nippon Building Fund	3	28,483
		218,827
Netherlands – 0.39%
Corio	180	9,494
		9,494
Singapore – 4.58%
CapitaCommercial Trust	8,731	8,475
CapitaLand	20,000	49,645
† Global Logistic Properties	11,000	19,254
Mapletree Logistics Trust	16,000	12,030
Suntec Real Estate Investment Trust	21,000	20,885
		110,289
United Kingdom – 4.78%
Big Yellow Group	1,729	7,854
British Land	3,238	24,854
Derwent London	641	17,891
Great Portland Estates	1,456	8,381
Hammerson	5,168	34,353
Shaftesbury	2,764	21,773
		115,106
United States – 45.27%
Alexandria Real Estate Equities	259	18,941
Apartment Investment & Management	374	9,877
AvalonBay Communities	368	52,017
Boston Properties	474	49,765
Brandywine Realty Trust	826	9,482
BRE Properties	388	19,613
Camden Property Trust	455	29,916
CBL & Associates Properties	426	8,060

Statement of net assets
Delaware Global Real Estate Securities Fund

	Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
United States (continued)
Colonial Properties Trust	411	$8,931
DDR	2,175	31,755
Digital Realty Trust	366	27,073
Douglas Emmett	1,142	26,049
Duke Realty	1,099	15,760
EastGroup Properties	189	9,492
Education Realty Trust	1,945	21,084
Equity Lifestyle Properties	282	19,667
Equity Residential	897	56,170
Extra Space Storage	979	28,185
Federal Realty Investment Trust	204	19,745
General Growth Properties	726	12,335
HCP	760	29,990
Host Hotels & Resorts	2,649	43,497
Kimco Realty	933	17,970
Kite Realty Group Trust	1,280	6,746
LaSalle Hotel Properties	513	14,436
Lexington Realty Trust	1,593	14,321
Liberty Property Trust	334	11,930
Macerich	912	52,668
National Retail Properties	552	15,009
ProLogis	1,262	45,457
PS Business Parks	235	15,402
Public Storage	314	43,385
Regency Centers	324	14,412
Simon Property Group	860	125,285
SL Green Realty	335	25,979
Starwood Hotels & Resorts Worldwide	102	5,754
† Strategic Hotel & Resorts	1,796	11,818
† Sunstone Hotel Investors	702	6,837
Taubman Centers	250	18,238
UDR	819	21,875
Ventas	768	43,853
Vornado Realty Trust	377	31,743
		1,090,522
Total Common Stock (cost $2,045,054)		2,207,130

	Number of shares	Value (U.S. $)
Warrant – 0.00%
=Nieuwe Steen Investments
	517	$0
Total Warrant (cost $0)		0

	Principal
	amount (U.S. $)
Short-Term Investments – 7.74%
≠Discount Notes – 2.80%
Federal Home Loan Bank
0.04% 4/27/12	$28,927	28,927
0.65% 4/25/12	38,629	38,629
		67,556
Repurchase Agreements – 4.03%
Bank of America 0.03%, dated 3/30/12, to be repurchased
on 4/2/12, repurchase price $28,928 (collateralized by
U.S. government obligations 0.125%-4.125% 12/31/13-
5/15/15; market value $29,506)	28,928	28,928
BNP Paribas 0.04%, dated 3/30/12, to be repurchased on
4/2/12, repurchase price $68,147 (collateralized by U.S.
government obligations 1.375%-7.50% 6/15/12-2/15/37;
market value $69,509)	68,146	68,146
		97,074
≠U.S. Treasury Obligation – 0.91%
U.S. Treasury Bill 0.008% 4/19/12	21,879	21,879
		21,879
Total Short-Term Investments (cost $186,506)		186,509

Total Value of Securities – 99.36%
(cost $2,231,560)		2,393,639
Receivables and Other Assets
Net of Liabilities – 0.64%		15,464	«
Net Assets Applicable to 427,853
Shares Outstanding – 100.00%		$2,409,103

Statement of net assets
Delaware Global Real Estate Securities Fund

Net Asset Value – Delaware Global Real Estate Securities Fund
Class A ($278,413 / 49,453 Shares)	$5.63
Net Asset Value – Delaware Global Real Estate Securities Fund
Class C ($23,493 / 4,185 Shares)	$5.61
Net Asset Value – Delaware Global Real Estate Securities Fund
Class R ($6,045 / 1,075 Shares)	$5.62
Net Asset Value – Delaware Global Real Estate Securities Fund
Institutional Class ($2,101,152 / 373,140 Shares)	$5.63

Components of Net Assets at March 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$3,404,005
Distributions in excess of net investment income	(7,592)
Accumulated net realized loss on investments	(1,149,252)
Net unrealized appreciation of investments and foreign currencies	161,942
Total net assets	$2,409,103

Δ	Securities have been classified by country of origin. Classification by type of business has been presented in “Security type/country and sector allocations” on page 3.
†	Non income producing security.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2012, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
@	Illiquid security. At March 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
≠	The rate shown is the effective yield at the time of purchase.
«	Includes foreign currency valued at $24,231 with a cost of $24,488.

Net Asset Value and Offering Price Per Share –
Delaware Global Real Estate Securities Fund
Net asset value Class A (A)	$5.63
Sales charge (5.75% of offering price) (B)	0.34
Offering price	$5.97

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

The following foreign currency exchange contracts were outstanding at March 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	AUD	12,873	USD	(13,402)	4/4/12	$(76)
MNB	EUR	(4,855)	USD	6,436	4/3/12	(39)
MNB	GBP	(14,947)	USD	23,714	4/3/12	(192)
MNB	HKD	(101,537)	USD	13,074	4/3/12	(2)
						$(309)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
AUD — Australian Dollar
EUR — European Monetary Unit
GBP — British Pound Sterling
HKD — Hong Kong Dollars
MNB — Mellon National Bank
REIT — Real Estate Investment Trust
USD — United States Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Global Real Estate Securities Fund	Six Months Ended March 31, 2012 (Unaudited)

Investment Income:
Dividends	$44,759
Interest	151
Foreign tax withheld	(1,319)
43,591

Expenses:
Registration fees	27,779
Management fees	10,673
Reports and statements to shareholders	8,895
Custodian fees	6,528
Audit and tax	6,357
Dues and services	4,265
Legal fees	3,332
Pricing fees	1,839
Dividend disbursing and transfer agent fees and expenses	761
Accounting and administration expenses	423
Distribution expenses – Class A	277
Distribution expenses – Class C	127
Distribution expenses – Class R	17
Trustees’ fees	55
Insurance fees	18
Consulting fees	13
Trustees’ expenses	9
71,368
Less fees waived	(58,581)
Less waived distribution expenses – Class A	(46)
Less waived distribution expenses – Class R	(3)
Less expenses paid indirectly	(1)
Total operating expenses	12,737
Net Investment Income	30,854

Net Realized and Unrealized Gain (Loss):
Net realized loss on:
Investments	$(68,814)
Foreign currencies	(846)
Foreign currency exchange contracts	(1,576)
Net realized loss	(71,236)
Net change in unrealized appreciation (depreciation) on:
Investments	429,311
Foreign currencies	1,391
Foreign currency exchange contracts	(216)
Net change in unrealized appreciation (depreciation)	430,486
Net Realized and Unrealized Gain	359,250

Net Increase in Net Assets Resulting from Operations	$390,104

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Global Real Estate Securities Fund

	Six Months	Year
	Ended	Ended
	3/31/12	9/30/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$30,854	$58,726
Net realized gain (loss)	(71,236)	277,257
Net change in unrealized appreciation (depreciation)	430,486	(484,318)
Net increase (decrease) in net assets resulting
from operations	390,104	(148,335)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(6,559)	(1,607)
Class C	(818)	(218)
Class R	(208)	(229)
Institutional Class	(80,962)	(82,506)
	(88,547)	(84,560)

Capital Share Transactions:
Proceeds from shares sold:
Class A	127,523	307,854
Class C	320	20,738
Class R	—	2
Institutional Class	12,167	1,401

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	5,204	1,119
Class C	716	218
Class R	208	229
Institutional Class	80,961	82,505
	227,099	414,066

	Six Months	Year
	Ended	Ended
	3/31/12	9/30/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(87,874)	$(84,671)
Class C	(4,186)	—
Institutional Class	(1,361)	(2)
	(93,421)	(84,673)
Increase in net assets derived from capital
share transactions	133,678	329,393
Net Increase in Net Assets	435,235	96,498

Net Assets:
Beginning of period	1,973,868	1,877,370
End of period (including undistributed
(distributions in excess of) net investment
income of $(7,592) and $38,816, respectively)	$2,409,103	$1,973,868

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Global Real Estate Securities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expenses paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Fund commenced operations on September 28, 2007.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
3/31/12[1]	9/30/11	9/30/10	9/30/09	9/30/08[2]
(Unaudited)
$4.890	$5.440	$5.160	$5.910	$8.500

0.070	0.139	0.155	0.111	0.138
0.884	(0.453)	0.545	(0.845)	(2.611)
0.954	(0.314)	0.700	(0.734)	(2.473)

(0.214)	(0.236)	(0.420)	—	(0.117)
—	—	—	(0.016)	—
(0.214)	(0.236)	(0.420)	(0.016)	(0.117)

$5.630	$4.890	$5.440	$5.160	$5.910

20.03%	(6.17% )	14.48%	(12.33% )	(29.40% )

$278	$206	$18	$1	$—
1.40%	1.40%	1.19%	1.15%	1.15%

6.88%	10.52%	7.30%	3.96%	4.69%
2.64%	2.47%	2.31%	2.73%	1.94%

(2.84% )	(6.65% )	(3.80% )	(0.08% )	(1.60% )
50%	252%	245%	143%	133%

Financial highlights
Delaware Global Real Estate Securities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expenses paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

5 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended	7/30/10[2]
3/31/12[1]	9/30/11	to
(Unaudited)		9/30/10
$4.860	$5.430	$5.060

0.050	0.097	0.029
0.873	(0.447)	0.341
0.923	(0.350)	0.370

(0.173)	(0.220)	—
(0.173)	(0.220)	—

$5.610	$4.860	$5.430

19.61%	(6.84% )	7.31%

$24	$23	$5
2.15%	2.15%	2.15%

7.58%	11.22%	8.00%
1.89%	1.72%	1.35%

(3.54% )	(7.35% )	(4.50% )
50%	252%	245% [5]

Financial highlights
Delaware Global Real Estate Securities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expenses paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
[5] Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended	7/30/10[2]
3/31/12[1]	9/30/11	to
(Unaudited)		9/30/10
$4.880	$5.440	$5.060

0.063	0.125	0.034
0.878	(0.454)	0.346
0.941	(0.329)	0.380

(0.201)	(0.231)	—
(0.201)	(0.231)	—

$5.620	$4.880	$5.440

19.77%	(6.45% )	7.51%

$6	$5	$5
1.65%	1.65%	1.65%

7.18%	10.82%	7.60%
2.39%	2.22%	1.85%

(3.14% )	(6.95% )	(4.10% )
50%	252%	245% [5]

Financial highlights
Delaware Global Real Estate Securities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expenses paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Fund commenced operations on September 28, 2007.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
3/31/12[1]	9/30/11	9/30/10	9/30/09	9/30/08[2]
(Unaudited)
$4.900	$5.450	$5.160	$5.910	$8.500

0.077	0.153	0.117	0.111	0.138
0.881	(0.460)	0.593	(0.845)	(2.611)
0.958	(0.307)	0.710	(0.734)	(2.473)

(0.228)	(0.243)	(0.420)	—	(0.117)
—	—	—	(0.016)	—
(0.228)	(0.243)	(0.420)	(0.016)	(0.117)

$5.630	$4.900	$5.450	$5.160	$5.910

20.11%	(6.04% )	14.69%	(12.33% )	(29.40% )

$2,101	$1,740	$1,849	$1,857	$2,119
1.15%	1.15%	1.15%	1.15%	1.15%

6.58%	10.22%	7.00%	3.66%	4.69%
2.89%	2.72%	2.35%	2.73%	1.94%

(2.54% )	(6.35% )	(3.50% )	0.22%	(1.30% )
50%	252%	245%	143%	133%

Notes to financial statements
Delaware Global Real Estate Securities Fund	March 31, 2012 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Global Real Estate Securities Fund, Delaware Healthcare Fund, and Delaware Smid Cap Growth Fund. These financial statements and the related notes pertain to the Delaware Global Real Estate Securities Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. The investment objective of the Fund is to seek maximum long-term total return through a combination of current income and capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2008–September 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 30, 2012.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Notes to financial statements
Delaware Global Real Estate Securities Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually. Dividends and distributions, if any, are recorded on ex-dividend date. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earning credits for the six months ended March 31, 2012.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended March 31, 2012, the Fund earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.99% on the first $100 million of average daily net assets of the Fund, 0.90% on the next $150 million, and 0.80% on average daily net assets in excess of $250 million.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses and certain other expenses) do not exceed 1.15% of average daily net assets of the Fund through January 28, 2013. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver applies only to expenses paid directly by the Fund. This waiver and reimbursement may only be terminated by agreement of the manager and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended March 31, 2012, the Fund was charged $53 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets through January 28, 2013.

At March 31, 2012, the Fund had receivables due from and liabilities payable to affiliates as follows:

Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	$56
Distribution fees payable to DDLP	75
Other expenses payable to DMC and affiliates*	29
Receivable from DMC under expense limitation agreement	7,278

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

Notes to financial statements
Delaware Global Real Estate Securities Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended March 31, 2012, the Fund was charged $ 32 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended March 31, 2012, DDLP earned $154 for commissions on sales of the Fund’s Class A shares. For the six months ended March 31, 2012, DDLP received gross CDSC commissions of $1 and $11,146 on redemptions of the Fund’s Class A and Class C shares respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended March 31, 2012, the Fund made purchases of $1,028,582 and sales of $1,017,897 of investment securities other than short-term investments.

At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments was $2,297,023. At March 31, 2012, net unrealized appreciation was $ 96,616 of which $221,116 related to unrealized appreciation of investments and $ 124,500 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities.)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3		Total
Common Stock	$2,207,130	$—		$—	$2,207,130
Short-Term Investments	—	186,509		—	186,509
Total	$2,207,130	$186,509	$		$2,393,639

Foreign Currency Exchange Contracts	$—	$(309)		$—	$(309)

The value of level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the six months ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers at the end of the reporting period.

Notes to financial statements
Delaware Global Real Estate Securities Fund

3. Investments (continued)

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, iii) quantitative information about significant unobservable inputs used, iv) a description of the valuation processes used by the reporting entity and v) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended March 31, 2012 and the year ended September 30, 2011 was as follows:

	Six Months Ended	Year Ended
	3/31/12*	9/30/11
Ordinary income	$88,547	$84,560

*Tax information for the period ended March 31, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$3,404,005
Realized losses (10/1/11–3/31/12)	(59,050)
Capital loss carryforwards as of 9/30/11	(1,032,488)
Unrealized appreciation of investments and foreign currencies	96,636
Net assets	$2,409,103

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of foreign currency contracts and tax treatment of passive foreign investment companies.

The undistributed earnings for the Delaware Global Real Estate Securities Fund are estimated pending final notification of the tax character of distributions received from investments in REITs.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of section 855 overdistribution and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended March 31, 2012, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Distributions in excess of net investment income	$11,285
Accumulated net realized loss	2,422
Paid-in capital	(13,707)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at September 30, 2011 will expire as follows: $591,374 expires in 2017 and $441,114 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

For the six months ended March 31, 2012, the Fund had capital losses of $59,050, which may increase the capital loss carryforwards.

Notes to financial statements
Delaware Global Real Estate Securities Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	3/31/12	9/30/11
Shares sold:
Class A	23,158	54,731
Class C	58	3,698
Class R	— *	— *
Institutional Class	2,220	258

Shares issued upon reinvestment of dividends and distributions:
Class A	1,035	208
Class C	142	41
Class R	41	43
Institutional Class	16,096	15,307
	42,750	74,286

Shares repurchased:
Class A	(16,850)	(16,052)
Class C	(745)	—
Institutional Class	(271)	— *
	(17,866)	(16,052)
Net increase	24,884	58,234

*Amount rounds to less than 1.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $100,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Fund had no amounts outstanding as of March 31, 2012 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

See the statement of operations on pages 10 and 11 for the realized and unrealized gain or loss on derivatives.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended March 31, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended March 31, 2012.

Asset Derivative Volume
Foreign currency exchange contracts (average cost)	$7,464

Liability Derivative Volume
Foreign currency exchange contracts (average cost)	7,606

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with the Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities

Notes to financial statements
Delaware Global Real Estate Securities Fund

9. Securities Lending (continued)

that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the period ended March 31, 2012, the Fund had no securities out on loan.

10. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2012 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)
Delaware Global Real Estate Securities Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds IV (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending September 30, 2010. During the fiscal years ended September 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Global Real Estate Securities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Semiannual report Delaware Healthcare Fund March 31, 2012 Alternative / specialty mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Healthcare Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Healthcare Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocation and
top 10 equity holdings	3
Statement of net assets	4
Statement of operations	8
Statements of changes in net assets	10
Financial highlights	12
Notes to financial statements	20
Other Fund information	31
About the organization	32

Unless otherwise noted, views expressed herein are current as of March 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from October 1, 2011 to March 31, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2011 to March 31, 2012.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Healthcare Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/11	3/31/12	Expense Ratio	10/1/11 to 3/31/12*
Actual Fund return
Class A	$1,000.00	$1,271.80	1.59%	$9.03
Class C	1,000.00	1,266.40	2.34%	13.26
Class R	1,000.00	1,269.30	1.84%	10.44
Institutional Class	1,000.00	1,272.80	1.34%	7.61
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.05	1.59%	$8.02
Class C	1,000.00	1,013.30	2.34%	11.78
Class R	1,000.00	1,015.80	1.84%	9.27
Institutional Class	1,000.00	1,018.30	1.34%	6.76

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2

Security type/sector allocation and top 10 equity holdings
Delaware Healthcare Fund	As of March 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
²Common Stock	110.26%
Biotechnology	11.13%
Blue Chip Medical Products	41.09%
Healthcare Services	22.49%
Medical Distributors	0.66%
Others	21.05%
Small/Mid-Cap Medical Products	13.84%
Total Value of Securities	110.26%
Liabilities Net of Receivables and Other Assets	(10.26%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
WellPoint	10.97%
Sohu.com	9.02%
Avon Products	6.47%
Boston Scientific	5.83%
Pfizer	5.47%
Coventry Health Care	4.77%
Bristol-Myers Squibb	4.39%
Medtronic	4.27%
Smith & Nephew	3.76%
Johnson & Johnson	3.68%

3

Statement of net assets
Delaware Healthcare Fund	March 31, 2012 (Unaudited)

		Number of shares	Value
²Common Stock – 110.26%
Biotechnology – 11.13%
†	Dendreon	110,000	$1,172,050
†	Ligand Pharmaceuticals Class B	70,000	1,116,500
†	Myriad Genetics	16,000	378,560
†	ONYX Pharmaceuticals	18,000	678,240
†	Regeneron Pharmaceuticals	13,000	1,516,060
†	Vertex Pharmaceuticals	27,500	1,127,775
			5,989,185
Blue Chip Medical Products – 41.09%
	Abbott Laboratories	30,000	1,838,700
	Baxter International	5,000	298,900
†	Boston Scientific	525,000	3,139,499
	Bristol-Myers Squibb	70,000	2,362,500
†	Forest Laboratories	20,500	711,145
	Johnson & Johnson	30,000	1,978,800
	Lilly (Eli)	40,000	1,610,800
	Medtronic	58,700	2,300,453
	Pfizer	130,000	2,945,800
	Smith & Nephew	200,000	2,026,503
	Stryker	20,000	1,109,600
	Zimmer Holdings	28,000	1,799,840
			22,122,540
Healthcare Services – 22.49%
	Aetna	30,000	1,504,800
†	AMEDISYS	50,000	723,000
	China Nepstar Chain Drugstore ADR	90,000	209,700
	Coventry Health Care	72,163	2,566,838
	Quest Diagnostics	5,000	305,750
†	WebMD Health	35,000	895,300
	WellPoint	80,000	5,904,000
			12,109,388
Medical Distributors – 0.66%
†	Chindex International	37,500	356,250
			356,250

4

		Number of shares	Value
²Common Stock (continued)
Others – 21.05%
†	AirMedia Group ADR	33,000	$101,640
	Bank of America	150,000	1,435,500
	Cemex ADR	83,200	645,632
†	ChinaCache International Holdings ADR	23,604	133,599
	Citigroup	30,000	1,096,500
†	Perfect World ADR	60,000	970,800
†	Sohu.com	88,000	4,854,960
†	Sprint Nextel	200,000	570,000
†	Yahoo	100,000	1,522,000
			11,330,631
Small/Mid-Cap Medical Products – 13.84%
	Avon Products	180,000	3,484,800
@†	Cangene	220,000	408,000
†	CareFusion	50,000	1,296,500
†	NuVasive	45,000	757,800
†	Par Pharmaceutical	35,000	1,355,550
†	TranS1	40,000	146,800
			7,449,450
Total Common Stock (cost $54,215,935)			59,357,444

Total Value of Securities – 110.26%
	(cost $54,215,935)		59,357,444
Liabilities Net of Receivables and
	Other Assets – (10.26%)		(5,522,453	)z
Net Assets Applicable to 4,403,700
	Shares Outstanding – 100.00%		$53,834,991

Net Asset Value – Delaware Healthcare Fund
	Class A ($40,866,388 / 3,337,294 Shares)		$12.25
Net Asset Value – Delaware Healthcare Fund
	Class C ($5,907,050 / 489,803 Shares)		$12.06
Net Asset Value – Delaware Healthcare Fund
	Class R ($665,369 / 54,562 Shares)		$12.19
Net Asset Value – Delaware Healthcare Fund
	Institutional Class ($6,396,184 / 522,041 Shares)		$12.25

5

Statement of net assets
Delaware Healthcare Fund

Components of Net Assets at March 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$50,986,316
Accumulated net realized loss on investments	(2,292,825)
Net unrealized appreciation of investments and foreign currencies	5,141,500
Total net assets	$53,834,991

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
@	Illiquid security. At March 31, 2012, the aggregate value of illiquid securities was $408,000, which represented 0.76% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
z	Of this amount, $3,466,370 represents cash overdraft.

Net Asset Value and Offering Price Per Share –
Delaware Healthcare Fund
Net asset value Class A (A)	$12.25
Sales charge (5.75% of offering price) (B)	0.75
Offering price	$13.00

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

ADR — American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

6

Statement of operations
Delaware Healthcare Fund	Six Months Ended March 31, 2012 (Unaudited)

Investment Income:
Dividends	$429,713
Interest	37
429,750

Expenses:
Management fees	201,880
Distribution expenses – Class A	53,612
Distribution expenses – Class C	24,706
Distribution expenses – Class R	1,273
Dividend disbursing and transfer agent fees and expenses	39,406
Registration fees	35,435
Reports and statements to shareholders	16,708
Custodian fees	13,017
Accounting and administration expenses	9,322
Audit and tax	8,175
Dues and services	4,287
Legal fees	2,620
Trustees’ fees	1,239
Pricing fees	1,113
Insurance fees	298
Consulting fees	277
Trustees’ expenses	87
413,455
Less fees waived	(14,775)
Less waived distribution expenses – Class A	(8,935)
Less waived distribution expenses – Class R	(212)
Less expense paid indirectly	(34)
Total operating expenses	389,499
Net Investment Income	40,251

8

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(1,770,323)
Foreign currencies	9,164
Foreign currency exchange contracts	(9,761)
Net realized loss	(1,770,920)
Net change in unrealized appreciation (depreciation) on:
Investments	13,099,901
Foreign currencies	(29)
Net change in unrealized appreciation (depreciation)	13,099,872
Net Realized and Unrealized Gain	11,328,952

Net Increase in Net Assets Resulting from Operations	$11,369,203

See accompanying notes, which are an integral part of the financial statements.

9

Statements of changes in net assets
Delaware Healthcare Fund

	Six Months	Year
	Ended	Ended
	3/31/12	9/30/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$40,251	$(19,553)
Net realized gain (loss)	(1,770,920)	2,357,301
Net change in unrealized appreciation (depreciation)	13,099,872	(8,389,160)
Net increase (decrease) in net assets resulting from operations	11,369,203	(6,051,412)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(6,124)	(7,790)
Institutional Class	(21,952)	(9,839)

Net realized gain:
Class A	(2,311,891)	(563,488)
Class C	(315,499)	(39,133)
Class R	(24,244)	(403)
Institutional Class	(546,274)	(194,094)
	(3,225,984)	(814,747)

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,805,384	48,646,842
Class C	1,509,450	5,895,339
Class R	357,036	345,137
Institutional Class	2,992,754	10,368,554

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,220,361	555,292
Class C	288,519	20,458
Class R	24,243	401
Institutional Class	456,385	202,582
	16,654,132	66,034,605

10

	Six Months	Year
	Ended	Ended
	3/31/12	9/30/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(12,999,085)	$(15,324,607)
Class C	(1,673,410)	(719,501)
Class R	(89,891)	(30,119)
Institutional Class	(6,650,325)	(3,920,613)
	(21,412,711)	(19,994,840)
Increase (decrease) in net assets derived from capital
share transactions	(4,758,579)	46,039,765
Net Increase in Net Assets	3,384,640	39,173,606

Net Assets:
Beginning of period	50,450,351	11,276,745
End of period (including distributions in excess of net
investment income of $— and $7,608, respectively)	$53,834,991	$50,450,351

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights
Delaware Healthcare Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Fund commenced operations on September 28, 2007.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

12

Six Months Ended	Year Ended
3/31/12[1]	9/30/11	9/30/10	9/30/09	9/30/08[2]
(Unaudited)
$10.350	$10.410	$10.070	$8.360	$8.500

0.012	(0.006)	0.027	0.029	(0.002)
2.645	0.606	1.615	2.028	0.163
2.657	0.600	1.642	2.057	0.161

(0.002)	(0.009)	(0.022)	(0.007)	—
(0.755)	(0.651)	(1.280)	(0.340)	(0.301)
(0.757)	(0.660)	(1.302)	(0.347)	(0.301)

$12.250	$10.350	$10.410	$10.070	$8.360

27.18%	5.89%	17.38%	26.66%	1.80%

$40,867	$36,584	$7,610	$1,221	$788
1.59%	1.60%	1.52%	1.35%	1.35%

1.71%	1.85%	2.59%	2.11%	3.75%
0.22%	(0.06% )	0.17%	0.37%	(0.03% )

0.10%	(0.31% )	(0.90% )	(0.39% )	(2.43% )
53%	101%	199%	240%	154%

13

Financial highlights
Delaware Healthcare Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5] Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

14

Six Months Ended	Year Ended	1/28/10[2]
3/31/12[1]	9/31/11	to
(Unaudited)		9/30/10
$10.240	$10.370	$10.020

(0.029)	(0.089)	(0.026)
2.604	0.610	0.376
2.575	0.521	0.350

(0.755)	(0.651)	—
(0.755)	(0.651)	—

$12.060	$10.240	$10.370

26.64%	5.11%	3.49%

$5,907	$4,930	$529
2.34%	2.35%	2.35%

2.41%	2.55%	3.29%
(0.53% )	(0.81% )	(0.66% )

(0.60% )	(1.01% )	(1.60% )
53%	101%	199% [5]

15

Financial highlights
Delaware Healthcare Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5] Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

16

Six Months Ended	Year Ended	1/28/10[2]
3/31/12[1]	9/30/11	to
(Unaudited)		9/30/10
$10.320	$10.400	$10.020

(0.002)	(0.036)	0.006
2.627	0.607	0.374
2.625	0.571	0.380

(0.755)	(0.651)	—
(0.755)	(0.651)	—

$12.190	$10.320	$10.400

26.93%	5.60%	3.79%

$665	$293	$5
1.84%	1.85%	1.85%

2.01%	2.15%	2.89%
(0.03% )	(0.31% )	(0.16%	)

(0.20% )	(0.61% )	(1.20%	)
53%	101%	199%	[5]

17

Financial highlights
Delaware Healthcare Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Fund commenced operations on September 28, 2007.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six Months Ended	Year Ended
3/31/12[1]	9/30/11	9/30/10	9/30/09	9/30/08[2]
(Unaudited)
$10.370	$10.430	$10.070	$8.360	$8.500

0.025	0.022	0.034	0.029	(0.002)
2.641	0.602	1.628	2.028	0.163
2.666	0.624	1.662	2.057	0.161

(0.031)	(0.033)	(0.022)	(0.007)	—
(0.755)	(0.651)	(1.280)	(0.340)	(0.301)
(0.786)	(0.684)	(1.302)	(0.347)	(0.301)

$12.250	$10.370	$10.430	$10.070	$8.360

27.28%	6.13%	17.61%	26.66%	1.80%

$6,396	$8,643	$3,133	$2,579	$2,036
1.34%	1.35%	1.35%	1.35%	1.35%

1.41%	1.55%	2.29%	1.81%	3.45%
0.47%	0.19%	0.34%	0.37%	(0.03% )

0.40%	(0.01% )	(0.60% )	(0.09% )	(2.13% )
53%	101%	199%	240%	154%

19

Notes to financial statements
Delaware Healthcare Fund	March 31, 2012 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Global Real Estate Securities Fund, Delaware Healthcare Fund, and Delaware Smid Cap Growth Fund. These financial statements and related notes pertain to Delaware Healthcare Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term capital growth through capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

20

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2008 – September 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At March 30, 2012 the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

21

Notes to financial statements
Delaware Healthcare Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on ex-dividend date. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended March 31, 2012.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended March 31, 2012, the Fund earned $34 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Fund, 0.80% on the next $500 million, 0.75% on the next $1.5 billion and 0.70% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 1.35% of average daily net assets of the Fund through January 28, 2013. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and

22

DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund. This expense waiver and reimbursement may only be terminated by agreement of the Manager and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended March 31, 2012, the Fund was charged $1,171 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets through January 28, 2013.

At March 31, 2012, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$28,594
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	1,206
Distribution fees payable to DDLP	13,006
Other expenses payable to DMC and affiliates*	2,923

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended March 31, 2012, the Fund was charged $ 727 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended March 31, 2012, DDLP earned $20,105 for commissions on sales of the Fund’s Class A shares. For the six months ended March 31, 2012, DDLP received gross CDSC commissions of $1 and $11,146 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

23

Notes to financial statements
Delaware Healthcare Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended March 31, 2012, the Fund made purchases of $26,915,878 and sales of $32,709,111 of investment securities other than short-term investments.

At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments was $55,840,330. At March 31, 2012, net unrealized appreciation was $3,517,114 of which $7,233,975 related to unrealized appreciation of investments and $3,716,861 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

24

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2012:

Level 1
Common Stock	$59,357,444

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the six months ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, iii) quantitative information about significant unobservable inputs used, iv) a description of the valuation processes used by the reporting entity and v) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

25

Notes to financial statements
Delaware Healthcare Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended March 31, 2012 and the year ended September 30, 2011 was as follows:

	Six Months	Year
	Ended	Ended
	3/31/12*	9/30/11
Ordinary income	$2,671,115	$771,891
Long-term capital gain	554,869	42,856
Total	$3,225,984	$814,747

*Tax information for the period ended March 31, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$50,986,316
Realized losses (10/1/11–3/31/12)	(668,430)
Unrealized appreciation	3,517,105
Net assets	$53,834,991

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of section 855 overdistribution, dividends and distributions and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended March 31, 2012, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$(4,567)
Accumulated net realized loss	507,165
Paid-in capital	(502,598)

26

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	3/31/12	9/30/11
Shares sold:
Class A	782,914	4,098,635
Class C	136,096	493,824
Class R	31,567	30,334
Institutional Class	270,974	869,890

Shares issued upon reinvestment of dividends and distributions:
Class A	218,539	54,763
Class C	28,766	2,026
Class R	2,395	40
Institutional Class	45,011	19,978
	1,516,262	5,569,490

Shares repurchased:
Class A	(1,198,224)	(1,350,322)
Class C	(156,428)	(65,486)
Class R	(7,774)	(2,501)
Institutional Class	(627,167)	(357,014)
	(1,989,593)	(1,775,323)
Net increase (decrease)	(473,331)	3,794,167

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $100,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Fund, along with the other Participants entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Fund had no amounts outstanding as of March 31, 2012, or at any time during the period then ended.

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Notes to financial statements
Delaware Healthcare Fund

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at March 31, 2012.

See the Statement of operations on pages 8 and 9 for the realized and unrealized gain or loss on derivatives.

Derivatives Generally. For the six months ended March 31, 2012, the Fund entered into one foreign currency exchange contract.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less

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than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the period ended March 31, 2012, the Fund had no securities out on loan.

29

Notes to financial statements
Delaware Healthcare Fund

10. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the healthcare industry and is subject to the risks associated with that industry. The value of the Fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund which invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2012 that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information
(Unaudited)
Delaware Healthcare Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds IV (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending September 30, 2010. During the fiscal years ended September 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

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About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Healthcare Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

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Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® EQUITY FUNDS IV

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 6, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 6, 2012

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 6, 2012